Investment Strategy - Clockwise U.S. Core Equity ETF	Oct. 30, 2025
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of U.S. based companies, including common stocks, partnership interests, other equity investments or ownership interests in business enterprises, and securities or instruments (such as ETFs and options) investing in or providing long or short exposure to equity securities of U.S. based companies.
Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of U.S. based companies, including common stocks, partnership interests, other equity investments or ownership interests in business enterprises, and securities or instruments (such as ETFs and options) investing in or providing long or short exposure to equity securities of U.S. based companies.